Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Scheduled Principal Reductions of Federal Home Loan Bank Advances Outstanding	Scheduled principal reductions of FHLB advances outstanding at December 31, 2015 were as follows:

2016	$—
2017	2,500
2018	10,000
2019	5,000

Total	$17,500